Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventories
Inventories by category

	6/30/2023	12/31/2022

	(€ in thousands)
Raw materials	3,800	3,116
Work in progress	9,178	8,020
Total	12,978	11,136